                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06105

                   Oppenheimer Quest International Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of Fiscal Year End: NOVEMBER 30

                      Date of reporting period: 02/28/2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

                                                           Shares              Value
                                                         ----------        ------------
COMMON STOCKS--97.2%
CONSUMER DISCRETIONARY--24.0%
AUTO COMPONENTS--0.7%
Cie Generale des Etablissements Michelin, B Shares           72,760        $  5,923,937
                                                                           ------------
AUTOMOBILES--4.3%
Bayerische Motoren Werke (BMW) AG, Preference               255,584          13,698,676
Hyundai Motor Co. Ltd., Preference                          264,590          14,775,560
Toyota Motor Corp.                                          226,903          10,595,556
                                                                           ------------
                                                                             39,069,792
HOTELS, RESTAURANTS & LEISURE--3.8%
Emperor Entertainment Hotel Ltd.                         43,590,693          11,078,893
Enterprise Inns plc(1)                                    3,852,975           5,962,923
Thomas Cook Group plc                                     3,484,660          10,712,183
Tui Travel plc                                            1,647,308           6,494,004
                                                                           ------------
                                                                             34,248,003
HOUSEHOLD DURABLES--4.0%
Barratt Developments plc(1)                               4,950,254           8,642,866
First Juken Co. Ltd.(2)                                   1,369,400          13,291,408
Haseko Corp.(1)                                          14,900,549          13,902,032
                                                                           ------------
                                                                             35,836,306
LEISURE EQUIPMENT & PRODUCTS--1.2%
Sega Sammy Holdings, Inc.                                   490,289          11,179,079
MEDIA--4.6%
British Sky Broadcasting Group plc                          694,223           8,881,775
Jupiter Telecommunications Co. Ltd.                           7,075           7,610,782
Societe Television Francaise 1                              717,113          13,933,363
Vivendi SA                                                  380,956          10,861,026
Yell Group plc(1)                                         5,818,385             668,726
                                                                           ------------
                                                                             41,955,672
SPECIALTY RETAIL--3.4%
Aoyama Trading Co.                                          458,853           7,981,759
Dickson Concepts International Ltd.                       5,423,801           4,178,490
Otsuka Kagu Ltd.                                            450,040           4,714,679
Praktiker Bau-und Heimwerkermaekte Holding AG               810,587           9,899,394
Statoil Fuel & Retail ASA(1)                                432,390           4,192,489
                                                                           ------------
                                                                             30,966,811
TEXTILES, APPAREL & LUXURY GOODS--2.0%
Asics Corp.                                                 653,760           8,773,917
China Hongxing Sports Ltd.                               36,005,000           3,231,017
Christian Dior SA                                            44,040           6,347,774
                                                                           ------------
                                                                             18,352,708
CONSUMER STAPLES--7.8%
FOOD & STAPLES RETAILING--1.8%
Tesco plc                                                 2,465,379          16,199,665
                                                                           ------------
FOOD PRODUCTS--4.7%
Chaoda Modern Agriculture (Holdings) Ltd.                18,236,000          11,774,544
Nestle SA                                                   414,080          23,442,693


                 1 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

                                                           Shares              Value
                                                         ----------        ------------
FOOD PRODUCTS CONTINUED
Premier Foods plc(1)                                     16,231,550        $  7,217,570
                                                                           ------------
                                                                             42,434,807
PERSONAL PRODUCTS--1.3%
Coreana Cosmetics Co. Ltd.(1,2)                           4,569,496           3,831,056
Pacific Corp.                                                56,089           8,522,805
                                                                           ------------
                                                                             12,353,861
ENERGY--9.7%
ENERGY EQUIPMENT & SERVICES--2.7%
Floatel International Ltd.(1)                                17,189              45,733
Master Marine AS(1)                                       9,994,100           1,106,450
Petroleum Geo-Services ASA(1)                               315,496           5,202,681
Shinko Plantech Co. Ltd.                                  1,698,800          18,170,650
                                                                           ------------
                                                                             24,525,514
OIL, GAS & CONSUMABLE FUELS--7.0%
BP plc                                                    1,279,500          10,289,831
Eni SpA                                                     670,496          16,349,273
Inpex Corp.                                                   1,797          12,636,342
OAO Gazprom, Sponsored ADR                                  176,260           5,185,569
Tatneft, Preference                                       1,579,546           5,592,131
Total SA                                                    224,334          13,748,065
                                                                            -----------
                                                                             63,801,211
FINANCIALS--19.2%
CAPITAL MARKETS--1.2%
Credit Suisse Group AG                                      169,476           7,839,929
Ichiyoshi Securities Co. Ltd.                               441,488           3,366,978
                                                                           ------------
                                                                             11,206,907
COMMERCIAL BANKS--5.1%
Anglo Irish Bank Corp. plc(1)                               563,278                  --
Banca Monte dei Paschi di Siena SpA(1)                    8,986,063          11,978,772
Credit Agricole SA                                        1,159,154          20,346,699
Governor & Co. of the Bank of Ireland (The)(1)              613,546             298,874
National Bank of Greece SA(1)                               526,117           4,922,409
Sumitomo Mitsui Financial Group, Inc.                       220,900           8,361,281
                                                                           ------------
                                                                             45,908,035
CONSUMER FINANCE--1.2%
International Personal Finance plc                        2,021,723          10,924,679
DIVERSIFIED FINANCIAL SERVICES--0.8%
RHJ International Ltd.(1)                                   610,629           5,173,822
Warsaw Stock Exchange(1)                                    104,294           1,718,083
                                                                           ------------
                                                                              6,891,905
INSURANCE--7.8%
Aegon NV(1)                                               1,889,886          14,523,742
Fondiaria-Sai SpA(2)                                      2,481,060          14,557,816
Irish Life & Permanent Group Holdings plc(1)              6,381,727           8,673,190
Swiss Reinsurance Co.                                       330,636          20,248,830


                 2 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

                                                           Shares              Value
                                                         ----------        ------------
INSURANCE CONTINUED
Zurich Financial Services AG                                 43,093        $ 12,509,076
                                                                           ------------
                                                                             70,512,654
REAL ESTATE INVESTMENT TRUSTS--1.7%
Daiwa Office Investment Corp.                                   785           2,815,464
Heiwa Real Estate REIT, Inc.                                  4,968           3,327,992
Invincible Investment, Inc.                                  14,606           2,080,067
Japan Office Investment Corp.                                 1,929           2,523,110
Japan Rental Housing Investments, Inc.                       11,332           4,986,883
                                                                           ------------
                                                                             15,733,516
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.4%
Emperor International Holdings Ltd.                       8,718,138           1,780,555
Shanghai Forte Land Co. Ltd.                             23,979,281          10,591,773
                                                                           ------------
                                                                             12,372,328
HEALTH CARE--4.1%
HEALTH CARE PROVIDERS & SERVICES--0.6%
Medipal Holdings Corp.                                      570,968           5,416,187
PHARMACEUTICALS--3.5%
Alapis Holding Industrial & Commercial SA                 1,577,179           1,088,220
GlaxoSmithKline plc                                         517,291           9,931,409
Sanofi-Aventis SA                                           298,384          20,587,862
                                                                           ------------
                                                                             31,607,491
INDUSTRIALS--12.5%
AEROSPACE & DEFENSE--2.3%
BAE Systems plc                                             967,799           5,174,580
European Aeronautic Defense & Space Co.(1)                  330,120           9,548,361
Safran SA                                                   177,875           6,327,957
                                                                           ------------
                                                                             21,050,898
AIRLINES--4.1%
Chorus Aviation, Inc.(1)                                  1,471,064           7,585,848
Deutsche Lufthansa AG(1)                                    947,160          19,396,482
Turk Hava Yollari Anonim Ortakligi(1)                     3,695,639          10,355,880
                                                                           ------------
                                                                             37,338,210
CONSTRUCTION & ENGINEERING--1.8%
Joongang Construction Co. Ltd.(1,2)                         486,797             832,465
Vinci SA                                                    251,603          15,144,927
                                                                           ------------
                                                                             15,977,392
INDUSTRIAL CONGLOMERATES--1.9%
Shun Tak Holdings Ltd.                                   30,385,000          16,857,909
                                                                           ------------
MACHINERY--1.3%
Hyundai Mipo Dockyard Co. Ltd.                               74,859          11,530,269
                                                                           ------------
PROFESSIONAL SERVICES--0.3%
Assystem                                                    121,373           2,864,072
                                                                           ------------
ROAD & RAIL--0.8%
Northgate plc(1)                                          1,502,986           7,574,303
                                                                           ------------
INFORMATION TECHNOLOGY--5.9%
COMMUNICATIONS EQUIPMENT--1.0%
Nokia OYJ                                                   649,362           5,597,745


                 3 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

                                                           Shares              Value
                                                         ----------        ------------
COMMUNICATIONS EQUIPMENT CONTINUED
Research In Motion Ltd.(1)                                   53,929        $  3,560,852
                                                                           ------------
                                                                              9,158,597
COMPUTERS & PERIPHERALS--2.4%
Gemalto NV                                                   35,757           1,777,587
Japan Digital Laboratory Co. Ltd.                         1,184,921          14,108,099
Wincor Nixdorf AG                                            72,866           6,179,925
                                                                           ------------
                                                                             22,065,611
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
A&D Co. Ltd.(1,2)                                         1,353,916           5,666,000
INTERNET SOFTWARE & SERVICES--0.5%
So-net Entertainment Corp.                                    1,113           3,976,895
IT SERVICES--0.8%
Alten SA                                                     94,590           3,464,924
Altran Technologies SA(1)                                   645,560           3,671,174
                                                                           ------------
                                                                              7,136,098
OFFICE ELECTRONICS--0.6%
Canon, Inc.                                                 114,446           5,535,134
MATERIALS--4.3%
CHEMICALS--1.2%
Arkema                                                      117,617           8,592,504
Ohara, Inc.                                                 185,700           2,423,428
                                                                           ------------
                                                                             11,015,932
METALS & MINING--3.1%
Aperam(1)                                                    15,613             645,604
ArcelorMittal                                               312,264          11,473,007
Hindalco Industries Ltd.                                    752,561           3,372,317
OneSteel Ltd.                                             1,375,200           3,809,600
Rio Tinto plc                                               118,916           8,388,017
                                                                           ------------
                                                                             27,688,545
TELECOMMUNICATION SERVICES--7.4%
DIVERSIFIED TELECOMMUNICATION SERVICES--4.4%
Deutsche Telekom AG                                         991,249          13,345,052
Nippon Telegraph & Telephone Corp.                          209,400          10,213,385
Telecom Italia SpA RNC                                   12,485,805          16,523,455
                                                                           ------------
                                                                             40,081,892
WIRELESS TELECOMMUNICATION SERVICES--3.0%
KDDI Corp.                                                    2,669          17,291,975
Vodafone Group plc                                        3,511,431           9,949,644
                                                                           ------------
                                                                             27,241,619
UTILITIES--2.3%
ELECTRIC UTILITIES--2.3%
Enel SpA                                                  1,334,459           7,951,583
Federal Hydrogenerating(1)                               60,476,665           3,096,091
Okinawa Electric Power Co. (The)                            188,687           9,462,683
                                                                           ------------
                                                                             20,510,357
                                                                           ------------
Total Common Stocks (Cost $743,756,937)                                     880,690,801


                 4 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

                                                          Principal
                                                           Amount              Value
                                                         ----------        ------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
Altran Technologies SA, 6.72% Cv. Sr. Unsec. Nts., 1/1/15
(Cost $856,933)                                             572,816 EUR    $    916,654
                                                                           ------------


NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
Cattles plc, 7.875% Nts., 1/17/14(3) (Cost $1,852,080)    5,129,000 GBP         375,207
                                                                           ------------

                                                           Shares
                                                         ----------
INVESTMENT COMPANY--3.2%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.21% (2,4) (Cost $28,841,092)                           28,841,092          28,841,092
Total Investments, at Value (Cost $775,307,042)               100.6%        910,823,754
Liabilities in Excess of Other Assets                          (0.6)         (5,080,721)
                                                         ----------        ------------
Net Assets                                                    100.0%       $905,743,033
                                                         ==========        ============

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR Euro

GBP British Pound Sterling

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                                           SHARES           GROSS       GROSS           SHARES
                                                     NOVEMBER 30, 2010    ADDITIONS   REDUCTIONS   FEBRUARY 28, 2011
                                                     -----------------   ----------   ----------   -----------------
A&D Co. Ltd.                                              1,353,916              --           --       1,353,916
Coreana Cosmetics Co. Ltd.                                4,569,496              --           --       4,569,496
First Juken Co. Ltd.                                      1,298,200          71,200           --       1,369,400
Fondiaria-Sai SpA                                         2,383,672          97,388           --       2,481,060
Joongang Construction Co. Ltd.                              486,797              --           --         486,797
OFI Liquid Assets Fund, LLC                               6,042,990      13,952,280   19,995,270              --
Oppenheimer Institutional Money Market Fund, Cl. E       26,018,049      63,181,462   60,358,419      28,841,092

                                                        VALUE      INCOME
                                                     -----------   ------
A&D Co. Ltd.                                         $ 5,666,000   $    --
Coreana Cosmetics Co. Ltd.                             3,831,056        --
First Juken Co. Ltd.                                  13,291,408        --
Fondiaria-Sai SpA                                     14,557,816        --
Joongang Construction Co. Ltd.                           832,465        --
OFI Liquid Assets Fund, LLC                                   --    23,770(a)
Oppenheimer Institutional Money Market Fund, Cl. E    28,841,092    13,839
                                                     -----------   -------
                                                     $67,019,837   $37,609
                                                     ===========   =======

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(3.) This security is not accruing income because the issuer has missed an interest payment and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

(4.) Rate shown is the 7-day yield as of February 28, 2011.


                 5 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of February 28, 2011 based on valuation input level:

                                                LEVEL 1--            LEVEL 2--           LEVEL 3--
                                            UNADJUSTED QUOTED   OTHER SIGNIFICANT       SIGNIFICANT
                                                  PRICES        OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      VALUE
                                            -----------------   -----------------   -------------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary                      $150,413,320       $  67,118,988          $       --       $217,532,308
   Consumer Staples                              48,165,163          22,823,170                  --         70,988,333
   Energy                                        68,991,802          18,228,473           1,106,450         88,326,725
   Financials                                   151,368,020          22,182,004                  --        173,550,024
   Health Care                                   37,023,678                  --                  --         37,023,678
   Industrials                                   83,972,410          29,220,643                  --        113,193,053
   Information Technology                        36,739,456          16,798,879                  --         53,538,335
   Materials                                     20,711,115          17,993,362                  --         38,704,477
   Telecommunication Services                    67,323,511                  --                  --         67,323,511
   Utilities                                     11,047,674           9,462,683                  --         20,510,357
Convertible Corporate Bonds and Notes                    --             916,654                  --            916,654
Non-Convertible Corporate Bonds and Notes                --             375,207                  --            375,207
Investment Company                               28,841,092                  --                  --         28,841,092
                                               ------------       -------------          ----------       ------------
Total Investments, at Value                     704,597,241         205,120,063           1,106,450        910,823,754
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts                      --                 290                  --                290
                                               ------------       -------------          ----------       ------------
Total Assets                                   $704,597,241       $ 205,120,353          $1,106,450       $910,824,044
                                               ------------       -------------          ----------       ------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts            $         --       $  (4,093,961)         $       --       $ (4,093,961)
                                               ------------       -------------          ----------       ------------
Total Liabilities                              $         --       $  (4,093,961)         $       --       $ (4,093,961)
                                               ------------       -------------          ----------       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.


                 6 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                             TRANSFERS       TRANSFERS       TRANSFERS      TRANSFERS
                               INTO            OUT OF          INTO          OUT OF
                             LEVEL 1(a)      LEVEL 1(b)      LEVEL 2(b)     LEVEL 2(a)
                            -----------   --------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary   $16,392,727    $ (59,238,900)  $ 59,238,900   $(16,392,727)
   Consumer Staples                  --      (10,246,020)    10,246,020              -
   Energy                    22,267,365      (10,678,910)    10,678,910    (22,267,365)
   Financials                   254,161      (17,955,496)    17,955,496       (254,161)
   Health Care                9,796,030               --             --     (9,796,030)
   Industrials                       --      (31,789,352)    31,789,352             --
   Information Technology            --      (16,746,856)    16,746,856             --
   Materials                         --      (13,065,946)    13,065,946             --
   Utilities                         --       (8,242,287)     8,242,287             --
                            -----------   --------------   ------------   ------------
Total Assets                $48,710,283   $ (167,963,767)  $167,963,767   $(48,710,283)
                            ===========   ==============   ============   ============

(a.) Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

(b.) Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings            Value      Percent
-------------------        ------------   -------
Japan                      $210,411,765     23.1%
France                      144,056,886     15.8
United Kingdom              118,999,365     13.1
Italy                        67,360,899      7.4
Switzerland                  64,040,528      7.0
Germany                      62,519,529      6.9
Korea, Republic of South     39,492,155      4.3
United States                28,841,092      3.2
Hong Kong                    18,638,464      2.0
Bermuda                      18,488,400      2.0
The Netherlands              14,523,742      1.6
Russia                       13,873,791      1.5
Australia                    12,197,617      1.3
Luxembourg                   12,118,611      1.3
Cayman Islands               11,774,544      1.3
Canada                       11,146,700      1.2
China                        10,591,773      1.2
Norway                       10,547,353      1.2
Turkey                       10,355,880      1.1
Ireland                       8,972,064      1.0


                 7 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

Greece                        6,010,629      0.7
Finland                       5,597,745      0.6
Belgium                       5,173,822      0.6
India                         3,372,317      0.4
Poland                        1,718,083      0.2
                           ------------   ------
Total                      $910,823,754    100.0%
                           ============   ======

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF FEBRUARY 28, 2011 ARE AS FOLLOWS:

                                                            CONTRACT
                                                              AMOUNT          EXPIRATION                  UNREALIZED     UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION                BUY/SELL    (000'S)             DATE          VALUE     APPRECIATION   DEPRECIATION
---------------------------------                --------   ---------         ----------   -----------   ------------   ------------
BARCLAY'S CAPITAL:
Euro (EUR)                                         Sell        26,079   EUR     3/22/11    $35,976,990       $ --       $1,701,882
Hong Kong Dollar (HKD)                              Buy         3,205   HKD      3/1/11        411,486        290               --
Japanese Yen (JPY)                                 Sell     7,250,900   JPY     3/22/11     88,649,308         --        2,390,683
                                                                                                              ---       ----------
                                                                                                              290        4,092,565

BROWN BROTHERS HARRIMAN
Japanese Yen (JPY)                                  Buy       127,014   JPY      3/2/11      1,552,639         --            1,396
                                                                                                             ----       ----------
Total unrealized appreciation and depreciation                                                               $290       $4,093,961
                                                                                                             ====       ==========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including


                 8 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. There have been no significant changes to the fair valuation methodologies of the Fund during the period.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing income as of February 28, 2011 is as follows:

Cost                                $1,852,080
Market Value                        $  375,207
Market Value as a % of Net Assets         0.04%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated


                 9 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and


                 10 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)


counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of February 28, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $290, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of February 28, 2011, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $4,092,565 for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of February 28, 2011, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended February 28, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $2,876,014 and $153,891,451, respectively.


                 11 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $809,647,033
                                 ============
Gross unrealized appreciation    $175,215,867
Gross unrealized depreciation     (74,039,146)
                                 ------------
Net unrealized appreciation      $101,176,721
                                 ============


                 12 | Oppenheimer Quest International Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 04/11/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 04/11/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 04/11/2011